Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	12 Months Ended
Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%
State Taxes (Net of Federal Benefit)	2.86%
Permanent Differences	(8.11%)
Change in valuation allowance	5.02%
Other	0.19%
Income tax provision	20.97%